Award Timing Disclosure	12 Months Ended
	Dec. 28, 2024	Apr. 25, 2024 USD ($) shares $ / shares
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
POLICIES AND PRACTICES RELATED TO THE TIMING OF GRANTS OF CERTAIN EQUITY AWARDS
We prohibit our executive officers, directors, and certain designated employees from purchasing or selling our securities while in possession of material, non-public information, or otherwise using such information for their personal benefit, and maintain a quarterly window where applicable individuals may not trade. The applicable individuals are permitted to enter into trading plans that are intended to comply with Rule 10b5-1 of the Exchange Act. The Compensation Committee does not take material, non-public information into account when determining the timing of equity awards, and we do not time the release of material, non-public information based on equity award grant dates.

Award Timing Method	We prohibit our executive officers, directors, and certain designated employees from purchasing or selling our securities while in possession of material, non-public information, or otherwise using such information for their personal benefit, and maintain a quarterly window where applicable individuals may not trade. The applicable individuals are permitted to enter into trading plans that are intended to comply with Rule 10b5-1 of the Exchange Act.
Award Timing MNPI Considered	false
Award Timing, How MNPI Considered	The Compensation Committee does not take material, non-public information into account when determining the timing of equity awards, and we do not time the release of material, non-public information based on equity award grant dates.
MNPI Disclosure Timed for Compensation Value	false
Awards Close in Time to MNPI Disclosures, Table
As required by Item 402(x) of Regulation S-K under the Exchange Act, we are providing the following information about the stock options granted to our NEOs. We granted the below NEO's stock option awards on April 25, 2024, the same day that we filed a Form 8-K disclosing the retirement of Mr. Cary Fu from the Board and the results of the 2024 Annual Meeting of Shareholders voting. The April 25, 2024 stock awards were also granted three business days prior to the date that we filed a Form 8-K disclosing the Company's first quarter financial results.

Name	Grant Date	Number of Securities Underlying the Option Award	Exercise Price of the Option Award	Grant Date Fair Value of the Option Award (1)
Percentage Change in
the Closing Market
Price of the Securities
Underlying the Option
Award Between the
Trading Day Ending
Immediately Prior to the
Disclosure of Material
Nonpublic Information
and the Trading Day
Beginning Immediately
Following the Disclosure
of Material Nonpublic
Information

					(2)	(3)
David W. Heinzmann	4/25/2024	32,145	$230.39	$2,419,233	-0.84%	-1.06%
Meenal A. Sethna	4/25/2024	10,770	$230.39	$810,550	-0.84%	-1.06%
Ryan K. Stafford	4/25/2024	10,226	$230.39	$769,609	-0.84%	-1.06%
Chad Marak	4/25/2024	6,263	$230.39	$471,353	-0.84%	-1.06%
Deepak Nayar	4/25/2024	6,999	$230.39	$526,745	-0.84%	-1.06%

(1)
Represents the full grant date fair value of the April 25,2024 awards calculated in accordance with FASB ASC Topic 718, based on assumptions described in Note 12 to our audited financial statements included in our 2024 Annual Report on Form 10-K.

(2)	The closing market price prior to issuing the current report on Form 8-K on April 25, 2024 was $233.60 and the market at close the following day was $231.64, reflecting a percentage change of (0.84)%.
(3)
The closing market price prior to issuing the current report on Form 8-K on April 30, 2024 was $235.86 and the market price at the close of the following trading day was $233.35, reflecting a percentage change of (1.06)%.

David W. Heinzmann [Member]
Awards Close in Time to MNPI Disclosures
Name		David W. Heinzmann
Underlying Securities | shares		32,145
Exercise Price | $ / shares		$ 230.39
Fair Value as of Grant Date | $		$ 2,419,233
Underlying Security Market Price Change From First MNPI Release, Percent		(0.0084)
Underlying Security Market Price Change From Second MNPI Release, Percent		(0.0106)
Meenal A. Sethna [Member]
Awards Close in Time to MNPI Disclosures
Name		Meenal A. Sethna
Underlying Securities | shares		10,770
Exercise Price | $ / shares		$ 230.39
Fair Value as of Grant Date | $		$ 810,550
Underlying Security Market Price Change From First MNPI Release, Percent		(0.0084)
Underlying Security Market Price Change From Second MNPI Release, Percent		(0.0106)
Ryan K. Stafford [Member]
Awards Close in Time to MNPI Disclosures
Name		Ryan K. Stafford
Underlying Securities | shares		10,226
Exercise Price | $ / shares		$ 230.39
Fair Value as of Grant Date | $		$ 769,609
Underlying Security Market Price Change From First MNPI Release, Percent		(0.0084)
Underlying Security Market Price Change From Second MNPI Release, Percent		(0.0106)
Chad Marak [Member]
Awards Close in Time to MNPI Disclosures
Name		Chad Marak
Underlying Securities | shares		6,263
Exercise Price | $ / shares		$ 230.39
Fair Value as of Grant Date | $		$ 471,353
Underlying Security Market Price Change From First MNPI Release, Percent		(0.0084)
Underlying Security Market Price Change From Second MNPI Release, Percent		(0.0106)
Deepak Nayar [Member]
Awards Close in Time to MNPI Disclosures
Name		Deepak Nayar
Underlying Securities | shares		6,999
Exercise Price | $ / shares		$ 230.39
Fair Value as of Grant Date | $		$ 526,745
Underlying Security Market Price Change From First MNPI Release, Percent		(0.0084)
Underlying Security Market Price Change From Second MNPI Release, Percent		(0.0106)